Note 22 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Gain /(loss) on derivative instruments, net (Note 22)	$ 21,784	$ (6,986)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Gain /(loss) on derivative instruments, net (Note 22)	696	11,877
Forward Freight Agreements [Member]
Gain /(loss) on derivative instruments, net (Note 22)	18,934	(19,724)
Bunker Swap Agreements [Member]
Gain /(loss) on derivative instruments, net (Note 22)	5,162	(48)
Eurodollar Future [Member]
Gain /(loss) on derivative instruments, net (Note 22)	253	0
Foreign Exchange Forward [Member]
Gain /(loss) on derivative instruments, net (Note 22)	$ (3,261)	$ 909